1274876

SEC 1972 (6-02) **Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.**

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption state exemption unless such exemption is predicated on the filing of a federal notice.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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OMB Number: 3235-0076
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SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [ ] New Filing [ ] Amendment

03043886

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indiciate change.)
Sundance Trail Properties, LLC

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
17931 Red Feather Lakes Road
Red Feather Lakes, CO 80545
970-224-1222

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
(if different from Executive Offices)

Brief Description of Business
Real Estate Holding

- Each general and managing partner of partnership issuers.

Check Box(es) that Apply:	[ ] Promoter	[X] Beneficial Owner	[X] Executive Officer	[ ] Director	[X] General and/or Managing Partner

Full Name (Last name first, if individual)
Morin, George Daniel

Business or Residence Address (Number and Street, City, State, Zip Code)
17931 Red Feather Lakes Road
Red Feather Lakes, CO 80545

Check Box(es) that Apply:	[ ] Promoter	[X] Beneficial Owner	[X] Executive Officer	[ ] Director	[X] General and/or Managing Partner

Full Name (Last name first, if individual)
Morin, Ellen Marie

Business or Residence Address (Number and Street, City, State, Zip Code)
17931 Red Feather Lakes Road
Red Feather Lakes, CO 80545

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[ ] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[ ] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[ ] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[ ] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[ ] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........	Yes [ ]	No [X]
Answer also in Appendix, Column 2, if filing under ULOE.		
2. What is the minimum investment that will be accepted from any individual?......................	$15,000.00	
3. Does the offering permit joint ownership of a single unit?..	Yes [X]	No [ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
None – this is a private offering

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	0	$
Non-accredited Investors	0	$
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ] $0
Printing and Engraving Costs	[ ] $0
Legal Fees	[ ] $5,000.00
Accounting Fees	[X] $1,200.00
Engineering Fees	[ ] $0
Sales Commissions (specify finders' fees separately)	[ ] $0
Other Expenses (identify) State of Colorado filing of LLC Articles of Organization	[ ] $50
Total	[ ] $6,250.00

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $293,750.00-

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[] $0	[] $0
Purchase of real estate	[] $0	[X] $293,750.00
Purchase, rental or leasing and installation of machinery and equipment	[] $0	[] $0
Construction or leasing of plant buildings and facilities........	[] $0	[] $0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[] $0	[] $0
Repayment of indebtedness	[] $0	[] $0
Working capital	[] $0	[] $0
Other (specify):________________	[] $0	[] $0
________________	[] $________	[] $________
Column Totals	[] $________	[X] $293,750.00
Total Payments Listed (column totals added)	[ ] $________	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Sundance Trail Properties, LLC		12/17/03

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL		X							X
AK		X							X
AZ		X							X
AR		X							X
CA		X							X
CO		X							X
CT		X							X
DE		X							X
DC		X							X
FL		X							X
GA		X							X
HI		X							X
ID		X							X
IL		X							X
IN		X							X
IA		X							X
KS		X							X
KY		X							X
LA		X							X
ME		X							X
MD		X							X
MA		X							X
MI		X							X
MN		X							X

MS		X							X
MO		X							X
MT		X							X
NE		X							X
NV		X							X
NH		X							X
NJ		X							X
NM		X							X
NY		X							X
NC		X							X
ND		X							X
OH		X							X
OK		X							X
OR		X							X
PA		X							X
RI		X							X
SC		X							X
SD		X							X
TN		X							X
TX		X							X
UT		X							X
VT		X							X
VA		X							X
WA		X							X
WV		X							X
WI		X							X
WY		X							X
PR		X							X